CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ (66)	$ (45)	$ 80
Adjustments for the following non-cash items:
Depreciation	1,501	1,367	1,271
Unrealized foreign exchange and financial instrument (gain) loss	122	(134)	32
Share of earnings from equity-accounted investments	(22)	(27)	(29)
Deferred income tax (recovery) expense	(29)	(213)	(27)
Other non-cash items	(136)	388	231
Dividends received from equity-accounted investments	78	56	16
Cash flows from (used in) operations before changes in related parties and working capital balances	1,448	1,392	1,574
Changes in due to or from related parties	2	59	33
Net change in working capital balances	(716)	(155)	(53)
Cash flows from (used in) operating activities	734	1,296	1,554
Financing activities
Proceeds from medium term notes	0	570	449
Repayment of medium term notes	0	(304)	(341)
Corporate credit facilities, net	0	(299)	(422)
Commercial paper, net	(3)	3	0
Proceeds from non-recourse borrowings	6,877	3,205	4,318
Repayment of non-recourse borrowings	(3,649)	(3,380)	(3,495)
Repayment of lease liabilities	(29)	(28)	(31)
Capital contributions from participating non-controlling interests – in operating subsidiaries	1,200	514	705
Capital repaid to participating non-controlling interests – in operating subsidiaries	(511)	(147)	(113)
Issuance of equity instruments and related costs	592	151	126
Redemption and repurchase of equity instruments	(153)	0	(1)
Distributions paid:
To participating non-controlling interests – in operating subsidiaries, preferred shareholders, preferred limited partners unitholders, and perpetual subordinate notes	(900)	(628)	(913)
To unitholders of Brookfield Renewable or BRELP and shareholders of Brookfield Renewable Corporation	(854)	(769)	(684)
Borrowings from related party	1,188	320	936
Repayments to related party	(1,615)	0	(936)
Cash flows from (used in) financing activities	2,143	(792)	(402)
Investing activities
Acquisitions, net of cash and cash equivalents, in acquired entity	(1,426)	(105)	(983)
Investment in equity-accounted investments	(54)	(23)	(144)
Investment in property, plant and equipment	(1,967)	(447)	(460)
Proceeds from disposal of assets, net of cash and cash equivalents disposed	827	269	291
Purchase of financial assets	(58)	(445)	(138)
Proceeds from financial assets	220	257	145
Restricted cash and other	(46)	68	78
Cash flows from (used in) investing activities	(2,504)	(426)	(1,211)
Foreign exchange (loss) gain on cash	(35)	13	(6)
Cash and cash equivalents (decrease) increase	338	91	(65)
Net change in cash classified within assets held for sale	(5)	(12)	(5)
Balance, beginning of year	431	352	422
Balance, end of year	764	431	352
Supplemental Cash Flow Information [Abstract]
Interest paid	870	872	930
Interest received	45	28	19
Income taxes paid	$ 71	$ 70	$ 72